Commitments, contingencies and guarantees (Tables)	6 Months Ended
Sep. 30, 2014
Commitments, contingencies and guarantees
Commitments outstanding

	Millions of yen
	March 31, 2014	September 30, 2014
Commitments to extend credit	¥479,634	¥514,715
Commitments to invest in partnerships	18,460	24,864
Commitments to purchase aircraft	4,409	—

Maturities of commitments

	Millions of yen
		Years to Maturity
	Total contractual amount	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Commitments to extend credit	¥514,715	¥82,500	¥64,065	¥173,498	¥194,652
Commitments to invest in partnerships	24,864	6,990	1,085	—	16,789
Commitments to purchase aircraft	—	—	—	—	—

Information on derivative contracts and standby letters of credit and other guarantees

	Millions of yen
	March 31, 2014		September 30, 2014
	Carrying value	Maximum Potential Payout/ Notional Total	Carrying value	Maximum Potential Payout/ Notional Total
Derivative contracts(1)(2)	¥5,155,198	¥195,466,506	¥5,954,567	¥255,694,644
Standby letters of credit and other guarantees(3)	276	11,509	279	11,783

(1)	Credit derivatives are disclosed in Note 3 “Derivative instruments and hedging activities” and are excluded from derivative contracts.
(2)	Derivative contracts primarily consist of equity, interest rate and foreign exchange contracts.
(3)	Collateral held in connection with standby letters of credit and other guarantees as of March 31, 2014 is ¥6,487 million and as of September 30, 2014 is ¥6,898 million.

Maturity information on derivative contracts and standby letters of credit and other guarantees

	Millions of yen
		Maximum Potential Payout/Notional
			Years to Maturity
	Carrying value	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Derivative contracts	¥5,954,567	¥255,694,644	¥98,585,363	¥70,409,375	¥24,316,831	¥62,383,075
Standby letters of credit and other guarantees	279	11,783	338	113	2,499	8,833